Nov. 06, 2018
ALPS/Smith Total Return Bond Fund

ALPS/SMITH TOTAL RETURN BOND FUND
ALPS/SMITH SHORT DURATION BOND FUND

SUPPLEMENT DATED NOVEMBER 6, 2018
TO THE
SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED
JUNE 29, 2018

Summary Prospectus and Prosectus

The section entitled “PERFORMANCE INFORMATION” in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Total Return Bond Fund is hereby deleted and replaced in its entirety with the following:

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays US Aggregate Bond Index, a broad-based securities market index. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

The section entitled “PERFORMANCE INFORMATION” in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Short Duration Bond Fund is hereby deleted and replaced in its entirety with the following:

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays 1-3 Year US Government/Credit Index, a broad-based securities market index. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.